Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Cash and cash equivalents consist of the following:

	December 31, 2020	December 31, 2019
Cash and cash equivalents	$19,303	$23,354
Restricted cash	11,425	7,048
Total cash and cash equivalents and restricted cash	$30,728	$30,402